Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of other receivables
	December 31, 2021	December 31, 2020
	U.S. dollars in thousands	U.S. dollars in thousands
Government agencies	$102	$30
Prepaid expenses	132	-
Other	76	-
	$310	$30